Related party transactions - Additional Information (Detail) - AUD ($)	Jun. 30, 2020	Jun. 30, 2019
Disclosure of transactions between related parties [line items]
Trade receivables from related parties	$ 0
Trade payables to related parties	0
Loan to related parties	0
Loan from related parties	0
Parent [member]
Disclosure of transactions between related parties [line items]
Contingent liabilities	0	$ 0
Capital commitments for property, plant and equipment	$ 0	$ 0